Note Conversions (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Note Conversions (Textual)
Number of common shares issued for conversion of debt	36,935,195	23,696,276
Conversion of notes payable into common stock	$ 1,081,410	$ 1,055,591
Number of shares to be purchased from issuance of warrants	2,300,000	979,167
Loss on conversion of debt	$ (136,989)	$ (1,161,457)
Warrants issued to replace other warrant		6,500,000
Number of warrants replaced by other warrant issued		4,166,666